Segment Reporting (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017 [1]	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
NET SALES TO EXTERNAL CUSTOMERS
Net sales	$ 132,986,538	$ 43,327,868	$ 318,920,359	$ 76,495,611	[1]
GROSS PROFIT
Gross profit	$ 1,532,534	$ 55,145	1,925,670	3,880,470	[1]	$ 7,150,452	$ (365,690)
Legacy YOD
NET SALES TO EXTERNAL CUSTOMERS
Net sales			0	794,273		794,273	4,543,616
GROSS PROFIT
Gross profit			0	31,659		31,659	109,356
Wecast Services
NET SALES TO EXTERNAL CUSTOMERS
Net sales			318,920,359	75,701,338		143,544,532	30,641,892
GROSS PROFIT
Gross profit			$ 1,925,670	$ 3,848,811		$ 7,150,452	$ (475,046)

[1]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")